Summary Of Changes In Fair Value Of Plans' Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified										12 Months Ended
	Dec. 31, 2012 U.S. Plans	Dec. 31, 2011 U.S. Plans	Dec. 31, 2010 U.S. Plans	Dec. 31, 2012 Other Postretirement Benefit Plans	Dec. 31, 2011 Other Postretirement Benefit Plans	Dec. 31, 2010 Other Postretirement Benefit Plans	Dec. 31, 2012 International Plans	Dec. 31, 2011 International Plans	Dec. 31, 2010 International Plans	Dec. 31, 2012 Fair Value, Inputs, Level 3 U.S. Plans	Dec. 31, 2011 Fair Value, Inputs, Level 3 U.S. Plans	Dec. 31, 2012 Fair Value, Inputs, Level 3 U.S. Plans Real Estate	Dec. 31, 2011 Fair Value, Inputs, Level 3 U.S. Plans Real Estate	Dec. 31, 2012 Fair Value, Inputs, Level 3 U.S. Plans Private Equity	Dec. 31, 2011 Fair Value, Inputs, Level 3 U.S. Plans Private Equity	Dec. 31, 2012 Fair Value, Inputs, Level 3 U.S. Plans Insurance Contracts	Dec. 31, 2011 Fair Value, Inputs, Level 3 U.S. Plans Insurance Contracts	Dec. 31, 2012 Fair Value, Inputs, Level 3 Other Postretirement Benefit Plans Insurance Contracts	Dec. 31, 2011 Fair Value, Inputs, Level 3 Other Postretirement Benefit Plans Insurance Contracts	Dec. 31, 2012 Fair Value, Inputs, Level 3 International Plans	Dec. 31, 2011 Fair Value, Inputs, Level 3 International Plans	Dec. 31, 2012 Fair Value, Inputs, Level 3 International Plans Real Estate	Dec. 31, 2011 Fair Value, Inputs, Level 3 International Plans Real Estate	Dec. 31, 2012 Fair Value, Inputs, Level 3 International Plans Insurance Contracts	Dec. 31, 2011 Fair Value, Inputs, Level 3 International Plans Insurance Contracts	Dec. 31, 2012 Fair Value, Inputs, Level 3 International Plans Commingled Funds	Dec. 31, 2011 Fair Value, Inputs, Level 3 International Plans Commingled Funds
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	$ 3,786.7	$ 3,558.7	$ 3,899.9	$ 9.7	$ 9.3	$ 9.0	$ 2,399.2	$ 2,115.8	$ 2,066.0	$ 158.9	$ 159.3	$ 33.7	$ 32.1	$ 45.6	$ 56.9	$ 79.6	$ 70.3	$ 7.5	$ 7.4	$ 185.0	$ 189.9	$ 29.0	$ 28.1	$ 145.5	$ 152.6	$ 10.5	$ 9.2
Realized gains (losses)										7.6	10.3	0.3	0.3	7.3	10.0			0.4	0.1
Purchases or acquisitions										7.9	7.7			0.3		7.6	7.7	0.3	0.5	47.6	7.3	0.4	1.1	5.5	4.9	41.7	1.3
Sales or dispositions										(27.9)	(28.6)	(1.2)	(1.3)	(26.7)	(27.3)			(0.3)	(0.5)	(12.3)	(12.7)		(0.7)	(12.1)	(11.8)	(0.2)	(0.2)
Currency and unrealized gains (losses) relating to instruments still held at end of year											10.2	2.0	2.6	(5.7)	6.0	3.7	1.6			15.6	0.5	1.7	0.5	7.8	(0.2)	6.1	0.2
Fair value of plan assets at end of year	$ 3,786.7	$ 3,558.7	$ 3,899.9	$ 9.7	$ 9.3	$ 9.0	$ 2,399.2	$ 2,115.8	$ 2,066.0	$ 146.5	$ 158.9	$ 34.8	$ 33.7	$ 20.8	$ 45.6	$ 90.9	$ 79.6	$ 7.9	$ 7.5	$ 235.9	$ 185.0	$ 31.1	$ 29.0	$ 146.7	$ 145.5	$ 58.1	$ 10.5